Note 15 - Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Equity [Text Block]

Note 15. Equity

Preferred Stock

We have authorized 3,333,333 shares of $0.0001 par value of preferred stock. No preferred stock was outstanding for any year presented. As of March 31, 2024, there were no shares of preferred stock issued and outstanding.

Common Stock

We have authorized 50,000,000 shares of $0.0001 par value common stock. As of March 31, 2024, 18,724,596 shares of common stock were issued and outstanding.

Listing on the Nasdaq Capital Market

Our common stock and warrants have been trading on the Nasdaq Capital Market under the symbols “NXPL” and “NXPLW,” respectively, since January 21, 2022. Prior to January 21, 2022, our common stock and warrants were traded on the Nasdaq Capital Market under the symbols “OSAT” and “OSATW,” respectively.

April 2023 Private Placement of Common Stock

On April 5, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an accredited investor (the “Investor”) for the sale by the Company in a private placement of 3,428,571 shares of the Company’s common stock, $0.0001 par value per share (the “Common Stock”). The offering price of the Common Stock was $1.75 per share, the closing price of the Common Stock on April 4, 2023. On April 11, 2023, the Private Placement closed. Upon the closing of the Private Placement, the Company received gross proceeds of approximately $6.0 million. The Company sold the Common Stock to the Investor in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act and corresponding provisions of state securities or “blue sky” laws. The Investor represented that it is acquiring the Common Stock for investment only and not with a view towards, or for resale in connection with, the public sale or distribution thereof. Accordingly, the Common Stock has not been registered under the Securities Act and may not be offered or sold in the United States absent registration or an exemption from registration under the Securities Act and any applicable state securities laws.

For the three months ended March 31, 2024 and 2023, stock-based compensation expense recognized in selling, general and administrative expenses was approximately $0.6 million and $0.2 million, respectively. There were no income tax benefits recognized from stock-based compensation during the three months ended March 31, 2024 and 2023 due to cumulative losses and valuation allowances.

Note 18. Equity

Preferred Stock

We have authorized 3,333,333 shares of $0.0001 par value of preferred stock. No preferred stock was outstanding for any year presented.

Common Stock

We have authorized 50,000,000 shares of $0.0001 par value common stock. As of  December 31, 2023 and 2022, 18,724,596 and 14,402,025 shares, respectively, were issued and outstanding.

Capital Structure

On May 28, 2021, the Company effected a reverse stock split of its common stock at a ratio of 1-for-5 (the “Reverse Split”). No fractional shares of common stock were issued as a result of the Reverse Split. Stockholders of record who were otherwise entitled to receive a fractional share received a whole share. The conversion or exercise prices of Company’s issued and outstanding convertible securities, stock options and warrants were adjusted accordingly. All information presented, assumes a 1-for-5 reverse stock split of Company’s outstanding shares of common stock, and unless otherwise indicated, all such amounts and corresponding conversion price or exercise price data set forth have been adjusted to give effect to such assumed reverse stock split.

Listing on the Nasdaq Capital Market

Our common stock and warrants have been trading on the Nasdaq Capital Market under the symbols “NXPL” and “NXPLW,” respectively, since January 21, 2022. Prior to January 21, 2022, our common stock and warrants were traded on the Nasdaq Capital Market under the symbols “OSAT” and “OSATW,” respectively.

April 2023 Private Placement of Common Stock

On April 5, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with an accredited investor (the “Investor”) for the sale by the Company in a private placement of 3,428,571 shares of the Company’s common stock, $0.0001 par value per share (the “Common Stock”). The offering price of the Common Stock was $1.75 per share, the closing price of the Common Stock on April 4, 2023. On April 11, 2023, the Private Placement closed. Upon the closing of the Private Placement, the Company received gross proceeds of approximately $6.0 million. The Company sold the Common Stock to the Investor in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act and corresponding provisions of state securities or “blue sky” laws. The Investor represented that it is acquiring the Common Stock for investment only and not with a view towards, or for resale in connection with, the public sale or distribution thereof. Accordingly, the Common Stock has not been registered under the Securities Act and may not be offered or sold in the United States absent registration or an exemption from registration under the Securities Act and any applicable state securities laws.

December 2022 Private Placement of Common Stock (“ December Offering”)

On December 9, 2022, the Company entered into a securities purchase agreement with certain institutional and accredited investors for the sale by the Company in a private placement of 4,575,429 units, each unit comprising (i) one share of the Company’s common stock, and (ii) one warrant to purchase one share of common stock. The offering price of the units was $1.75 per unit. The warrants included in the units are exercisable at a price of $1.75 per share and expire three years from the date of issuance.

The offering closed on December 14, 2022, and the Company received gross proceeds of approximately $8.0 million for the units. The Company intends to use the proceeds from the offering for working capital needs, potential acquisitions, joint ventures, and ongoing business transition activities.

On December 9, 2022, the Company entered into placement agency agreement (the “Placement Agency Agreement”) with Dawson James Securities, Inc. (“Dawson James”) pursuant to which Dawson James agreed to serve as lead or managing placement agent on a best efforts, agency basis in connection with the private placement of the Units. The Company has agreed to pay Dawson James a placement agent fee of 6% of the gross proceeds received in the private placement and 3% on all proceeds from officers and directors including any directed orders from the Company. As additional compensation under the Placement Agency Agreement, the Company will issue Dawson James warrants (the “Placement Agent Warrants”) to purchase up to 549,051 shares of Common Stock with an exercise price of $1.75 per share. The Placement Agent Warrants are exercisable at any time and from time to time during the three-year period commencing on the six month anniversary of the closing date.

January 2022 Private Placement of Common Stock (“ January Offering”)

On January 2, 2022, the Company finalized and closed a securities purchase agreement (the “Purchase Agreement”) in connection with the sale in a private placement by the Company of 2,229,950 shares of the Company’s common stock The purchase price for the common stock sold in the offering was $3.24 per share.

The Company received gross proceeds from the sale of the common stock of $7,225,038. Legal and registration fees amounted to $220,000, resulting in net proceeds of approximately $7.0 million. Prior to the private placement close, proceeds of approximately $1.4 million, were received and recorded as a stock subscription payable, for the year ended December 31, 2022. The Company intended to use the proceeds from the offering for general corporate purposes, including potential acquisitions and joint ventures. Approximately 73% of funds raised were secured from existing shareholders and from the members of the Company’s senior management and Board of Directors.